[SUTHERLAND]

Thomas E. Bisset

Direct Line: 202-383-0118

Internet: thomas.bisset@sutherland.com

February 26, 2009

Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Post-Effective Amendment No. 27 to the Registration Statement
on Form S-6 for Farm Bureau Life Variable Account of
Farm Bureau Life Insurance Company (File No. 33-12789)

Commissioners:

On behalf of Farm Bureau Life Insurance Company and Farm Bureau Life Variable Account, we have attached for filing Post-Effective Amendment No. 27 (the “Amendment”) to the Registration Statement on Form S-6 (the “Registration Statement”) for certain flexible premium variable life insurance policies (the “Policies”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, out of an abundance of caution, to reflect the addition of a table showing a range of minimum and maximum fees and expenses for portfolios available as investment options under the Policies and the removal of the table of portfolio-specific expense information.

Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2009.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Enclosures

cc:	Jennifer Morgan